CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2020
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer for the fiscal year ended September 30, 2020 and 2019. The loss of the significant customer or the failure to attract the new customers could have a material adverse effect on our business, results of operations and financial condition for the Company. The Company had two customers who accounted for more than 10% of total accounts receivable as of September 30, 2020, and the two customers had accounts receivable balance of $3,697,779 and $5,513,922 which represents 11.78% and 17.56% of total accounts receivable, respectively. The Company had one customer who accounted for more than 10% of total accounts receivable as of September 30, 2019, the customer had accounts receivable balance of $3,604,641 which represents 14.35% of total accounts receivable.

For the year ended September 30, 2020, we had 4 significant vendors collectively accounted for 70.10%. The Company had one supplier who accounted for more than 10% of total accounts payable as of September 30, 2020, the supplier had accounts payable balance of $7,008,387 which represents 67.70% of total accounts payable. For the year ended September 30, 2019, two suppliers accounted for 58.25% and 17.53% of the Company's total raw material purchase, respectively. As of September 30, 2019, the net amount due to the vendors (accounts payable - advance to vendors) was -$4,256,984, where negative number means net advance paid to the vendors. The Company purchased a substantial portion of materials from two third-party vendors (62.4%) in 2018. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.